ACCOUNTS PAYABLE AND OTHER (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND OTHER
Operating accrued liabilities	2,729	2,751
Trade payables	123	176
Construction payables	568	327
Current derivative liabilities	1,075	880
Contractor holdbacks	86	46
Taxes payable	206	339
Security deposits	69	81
Current deferred income taxes		7
Other	196	146
Accounts payable and other liabilities	5,052	4,753